Exhibit 99.1
World Omni Automobile Lease Securitization Trust 2013-A	PAGE 1
MONTHLY SERVICER CERTIFICATE
For the collection period ended 06/30/2015

A.	DATES	Begin	End	# days

1	Payment Date		7/15/2015
2	Collection Period	6/1/2015	6/30/2015	30
3	Monthly Interest Period-Actual	6/15/2015	7/14/2015	30
4	Monthly Interest - Scheduled	6/15/2015	7/14/2015	30

B.	SUMMARY
				Principal Payment
		Initial Balance	Beginning Balance	1st Priority	2nd Priority	Regular	Ending Balance	Note Factor
5	Class A-1 Notes	110,000,000.00	-	-	-	-	-	0.0000000
6	Class A-2a Notes	179,000,000.00	37,422,698.52	-	-	18,625,631.85	18,797,066.67	0.1050115
7	Class A-2b Notes	164,000,000.00	34,286,718.19	-	-	17,064,824.70	17,221,893.49	0.1050115
8	Class A-3 Notes	215,000,000.00	215,000,000.00	-	-	-	215,000,000.00	1.0000000
9	Class A-4 Notes	85,170,000.00	85,170,000.00	-	-	-	85,170,000.00	1.0000000
10	Total Class A Notes	753,170,000.00	371,879,416.71	0.00	0.00	35,690,456.55	336,188,960.16
11	Class B Notes	30,040,000.00	30,040,000.00	-	-	-	30,040,000.00	1.0000000

12	Total Notes	$783,210,000.00	401,919,416.71	$0.00	$0.00	$35,690,456.55	366,228,960.16

	Overcollateralization
13	Exchange Note	89,663,305.03	52,879,299.33				49,310,253.68
14	Series 2013-A Notes	23,759,745.31	73,994,277.29				77,563,322.94

15	Total Overcollateralization	113,423,050.34	126,873,576.62				126,873,576.62
16	Total Target Overcollateralization	$126,873,576.62	126,873,576.62				126,873,576.62

		One-Month LIBOR	Coupon Rate	Interest Pmt Due	Per $1000 Face Amount	Principal Payment Due	Per $1000 Face Amount	Interest Shortfall
17	Class A-1 Notes		0.25000%	0.00	0.0000000	0.00	0.0000000	0.00
18	Class A-2a Notes		0.73000%	22,765.47	0.1271814	18,625,631.85	104.0538092	0.00
19	Class A-2b Notes	0.18550%	0.50550%	14,443.28	0.0880688	17,064,824.70	104.0538092	0.00
20	Class A-3 Notes		1.10000%	197,083.33	0.9166667	0.00	0.0000000	0.00
21	Class A-4 Notes		1.40000%	99,365.00	1.1666667	0.00	0.0000000	0.00
22	Total Class A Notes			333,657.08	0.4430037	35,690,456.55	47.3869864	0.00
23	Class B Notes		1.64000%	41,054.67	1.3666668	0.00	0.0000000	0.00

24	Totals			374,711.75	0.4784308	35,690,456.55	45.5694597	0.00

			Initial Balance	Beginning Balance				Ending Balance
25	Exchange Note Balance		806,969,745.31	475,913,694.00				443,792,283.10

	Reference Pool Balance Data	Initial	Current
26	Discount Rate	3.50%	3.50%
27	Aggregate Securitization Value	896,633,050.34	493,102,536.78
28	Aggregate Base Residual Value (Not Discounted)	613,408,065.00	438,502,708.72

	Turn-in Units	Units	Securitization Value	Percentage
29	Vehicles Scheduled to Return in Current Month	1,365	4,697,272.26
30	Turn-in Ratio on Scheduled Terminations			60.51%

		Units	Securitization Value
31	Securitization Value — Beginning of Period	31,953	528,792,993.33
32	Depreciation/Payments		(6,761,741.21)
33	Gross Credit Losses	(47)	(736,330.29)
34	Early Terminations — Regular	(5)	(88,874.72)
35	Scheduled Terminations — Returned	(1,171)	(16,215,714.64)
36	Payoff Units & Lease Reversals	(727)	(11,887,795.69)
37	Repurchased Leases	-	-

38	Securitization Value - End of Period	30,003	493,102,536.78

World Omni Automobile Lease Securitization Trust 2013-A	PAGE 2
MONTHLY SERVICER CERTIFICATE
For the collection period ended 06/30/2015

C.	SERVICING FEE

39	Servicing Fee Due	440,660.83

40	Unpaid Servicing Fees - Prior Collection Periods	0.00

41	Change in Servicing Fee Due - Current Collection Period vs. Prior Collection Period	(22,613.10)

D.	RESERVE ACCOUNT

	Reserve Account Balances:
42	Required Reserve Account Balance (.50% of Initial Securitization Value)	4,483,165.25
43	Beginning Reserve Account Balance	4,483,165.25
44	Ending Reserve Account Balance	4,483,165.25

E.	POOL STATISTICS

	Delinquencies Aging Profile — End of Period	Units	Percentage	Securitization Value
45	Total Active Units (Excluding Inventory)	28,084	99.37%	466,218,877.13
46	31 - 60 Days Delinquent	150	0.53%	2,485,887.05
47	61 - 90 Days Delinquent	24	0.08%	441,590.81
48	91+ Days Delinquent	5	0.02%	32,671.48

49	Total	28,263	100.00%	469,179,026.47

50	Prepayment Speed (1 Month)	1.51%

	Current Period Net Residual Losses on Scheduled and Early Termination Units	Units	Amounts

51	Aggregate Securitization Value for Scheduled and Early Termination Units Terminated During Current Period	1,176	16,304,589.36
52	Less: Aggregate Sales Proceeds, Recoveries & Expenses for Scheduled and Early Termination Units Received in Current Period		(16,618,273.29)
53	Less: Excess Wear and Tear Received in Current Period		(39,307.04)
54	Less: Excess Mileage Received in Current Period		(54,971.16)

55	Current Period Net Residual Losses/(Gains) - Scheduled and Early Termination Units		(407,962.13)

56	Beginning Cumulative Net Residual Losses		(715,508.94)
57	Current Period Net Residual Losses		(407,962.13)

58	Ending Cumulative Net Residual Losses - Scheduled and Early Termination Units		(1,123,471.07)

59	Cumulative Net Residual Losses/(Gains) as a % of Aggregate Initial Securitization Value		-0.13%

	Credit Losses:	Units	Amounts
60	Aggregate Securitization Value on charged-off units	47	736,330.29
61	Aggregate Liquidation Proceeds, Recoveries & Expenses on charged-off units		(587,247.73)

62	Current Period Net Credit Losses/(Gains)		149,082.56

63	Beginning Cumulative Net Credit Losses		4,002,878.80
64	Current Period Net Credit Losses		149,082.56

65	Ending Cumulative Net Credit Losses		4,151,961.36

66	Cumulative Net Credit Losses/(Gains) as a % of Aggregate Initial Securitization Value		0.46%

World Omni Automobile Lease Securitization Trust 2013-A	PAGE 3
MONTHLY SERVICER CERTIFICATE
For the collection period ended 06/30/2015

F.	EXCHANGE NOTE COLLECTION ACCOUNT

	COLLECTED AMOUNTS

67	Lease Payments Received	9,678,334.84
68	Sales Proceeds, Recoveries & Expenses - Scheduled Terminations	16,624,472.15
69	Liquidation Proceeds, Recoveries & Expenses	555,388.69
70	Insurance Proceeds	31,859.04
71	Sales Proceeds, Recoveries & Expenses - Early Terminations	88,079.34
72	Payoff Payments	14,092,119.77
73	All Other Payments Received	-

74	Collected Amounts	41,070,253.83

75	Investment Earnings on Collection Account	2,181.77

76	Total Collected Amounts, prior to Servicer Advances	41,072,435.60

77	Servicer Advance	0.00

78	Total Collected Amounts - Available for Distribution	41,072,435.60

	DISTRIBUTIONS FROM EXCHANGE NOTE COLLECTION ACCOUNT

79	Servicing Fee	440,660.83
80	Interest on the Exchange Note - to the Trust Collection Account	650,415.38
81	Principal on the Exchange Note - to the Trust Collection Account	32,121,410.90
82	Trust Collection Account Shortfall Amount - to the Trust Collection Account	4,985,234.26
83	Remaining Funds Payable to Trust Collection Account	2,874,714.23

84	Total Distributions	41,072,435.60

G.	TRUST COLLECTION ACCOUNT

	AVAILABLE FUNDS

85	Available Funds	40,631,774.77

86	Investment Earnings on Reserve Account	283.72

87	Reserve Account Draw Amount	0.00

88	Total Available Funds - Available for Distribution	40,632,058.49

	DISTRIBUTIONS FROM TRUST COLLECTION ACCOUNT

89	Administration Fee	22,033.04
90	Class A Noteholders' Interest Distributable Amount	333,657.08
91	Noteholders' First Priority Principal Distributable Amount	-
92	Class B Noteholders' Interest Distributable Amount	41,054.67
93	Noteholders' Second Priority Principal Distributable Amount	-
94	Amount to Reinstate Reserve Account to Required Reserve Account Balance	-
95	Noteholders' Regular Principal Distributable Amount	35,690,456.55
96	Remaining Funds Payable to Certificateholder	4,544,857.15

97	Total Distributions	40,632,058.49